PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6     PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

		As of December 31,
	Note	2023	2024
At cost:
Leasehold land		850,242	868,820
Buildings		15,139,795	16,125,870
Data center equipment		21,468,868	24,936,431
Leasehold improvement		8,706,161	9,103,258
Furniture and office equipment		120,847	105,371
Vehicles		4,464	4,506
		46,290,377	51,144,256
Less: Accumulated depreciation		(12,033,960)	(14,689,668)
		34,256,417	36,454,588
Construction in progress		8,658,082	6,564,474
		42,914,499	43,019,062
Less: Impairment losses	2(n)	(2,816,076)	(2,814,929)
Property and equipment, net		40,098,423	40,204,133

The carrying amounts of the Company’s property and equipment acquired under finance leases and build-to-suit leases were RMB5,877,488 and RMB5,452,571 as of December 31, 2023 and 2024, respectively.

Depreciation of property and equipment (including assets acquired under finance leases and other financing arrangement) for continuing operations was RMB2,884,396, RMB3,053,194 and RMB3,027,954 for the years ended December 31, 2022, 2023 and 2024, respectively, and included in the following captions:

	Years ended December 31,
	2022	2023	2024

Cost of revenue	2,722,150	2,960,711	2,937,193
General and administrative expenses	155,782	87,619	86,675
Research and development expenses	6,464	4,864	4,086

	2,884,396	3,053,194	3,027,954

Property and equipment with a net book value of RMB10,478,896 and RMB9,756,698 was pledged as security for bank loans (Note 10) and other financing obligations (Note 13) as of December 31, 2023 and 2024, respectively.